Average Annual Total Returns		12 Months Ended	58 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Minnesota Municipal TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Minnesota Municipal TR Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		4.63%	0.75%
Mairs & Power Minnesota Municipal Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.80%	(0.32%)
Performance Inception Date	Mar. 11, 2021
Mairs & Power Minnesota Municipal Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.75%	(0.35%)
Mairs & Power Minnesota Municipal Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.04%	0.17%